Shareholders' equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Shareholders' equity	Shareholders’ equity
Authorized capital

The Company is authorized to issue a maximum of 500,000,000 shares, consisting of 420,000,000 Class A shares and 80,000,000 Class B shares, neither of which have par value.

Issued and outstanding capital

As of December 31, 2025 and 2024 the Company had 210,663,057 outstanding shares, consisting of 130,663,057 Class A shares and 80,000,000 Class B shares for each year. As of December 31, 2023 the Company had 210,654,969 outstanding shares, consisting of 130,654,969 Class A shares and 80,000,000 Class B shares. In addition, 2,309,062 Class A shares were held in treasury.

During fiscal years 2025, 2024 and 2023, the Company issued nil, 8,088 and 60,424 Class A shares, respectively, in connection with the partial vesting of restricted share units under the 2011 Equity Incentive Plan, which is fully vested as of December 31, 2025.
Rights, privileges and obligations

Holders of Class A shares are entitled to one vote per share and holders of Class B shares are entitled to five votes per share. Except with respect to voting, the rights, privileges and obligations of the Class A shares and Class B shares are pari passu in all respects, including with respect to dividends and rights upon liquidation of the Company.

Distribution of dividends

The Company can only make distributions to the extent that immediately following the distribution, its assets exceed its liabilities and the Company is able to pay its debts as they become due.

On March 11, 2025, the Company approved a dividend distribution to all Class A and Class B shareholders of $0.24 per share to be paid in four installments, as follows: $0.06 per share in March 27, June 27, September 26 and December 26, 2025, respectively. As of December 31, 2025, the Company paid $50,560 of cash dividends.
Accumulated other comprehensive loss

The following tables set forth information with respect to the components of “Accumulated other comprehensive loss” as of December 31, 2025 and their related activity during the three-years in the period then ended:

	Foreign currency translation	Cash flow hedges	Securities available for sale (i)	Total Accumulated other comprehensive loss
Balances at December 31, 2022	$(609,090)	$(746)	$(3,624)	$(613,460)
Other comprehensive income (loss) before reclassifications	53,309	(17,393)	(1,780)	34,136
Net loss reclassified from accumulated other comprehensive loss to consolidated statements of income	—	15,124	1,119	16,243
Net current-period other comprehensive income (loss)	53,309	(2,269)	(661)	50,379
Balances at December 31, 2023	(555,781)	(3,015)	(4,285)	(563,081)
Other comprehensive (loss) income before reclassifications	(111,871)	33,150	(552)	(79,273)
Net (income) loss reclassified from accumulated other comprehensive loss to consolidated statements of income	—	(26,904)	774	(26,130)
Net current-period other comprehensive (loss) income	(111,871)	6,246	222	(105,403)
Balances at December 31, 2024	(667,652)	3,231	(4,063)	(668,484)
Other comprehensive income (loss) before reclassifications	96,744	(27,595)	(134)	69,015
Net loss reclassified from accumulated other comprehensive loss to consolidated statements of income	—	27,635	4,204	31,839
Net current-period other comprehensive income	96,744	40	4,070	100,854
Balances at December 31, 2025	(570,908)	3,271	7	(567,630)

(i)Related to unrealized results on available for sale securities. As of December 31, 2025 and 2024 the Company maintains Securities classified as available for sale in accordance with guidance in ASC 320 Investments – Debt and Equity Securities amounting to $3,207 and $3,529, respectively, included within “Short-term investments” in the Consolidated Balance Sheet. The amortized cost at acquisition amounted to $3,396, $7,774 and $9,968 for the fiscal year ended December 31, 2025, 2024 and 2023 respectively.